EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Earnings per share [abstract]
Net earnings (loss) - basic and diluted	$ (225,282)	$ 259,809
Basic earnings (loss) per share:
Basic weighted average number of common shares outstanding (in shares)	198,361,000	204,161,000
Basic earnings per share (in dollars per share)	$ (1.14)	$ 1.27
Diluted earnings (loss) per share:
Basic weighted average number of common shares outstanding (in shares)	198,361,000	204,161,000
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	0	448,000
Diluted weighted average number of common shares outstanding (in shares)	198,361,000	204,609,000
Diluted earnings per share (in dollars per share)	$ (1.14)	$ 1.27